Subsequent Events (Details) - Forecast [Member]	1 Months Ended
Sep. 30, 2024 shares
Restricted Shares [Member]
Subsequent Events [Line Items]
Number of shares granted	6,525,192
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of shares granted	6,525,192
2022 Share Incentive Plan [Member]
Subsequent Events [Line Items]
Number of shares issued	7,500,000